FK Loan ID	Loan Number	ALT Loan ID	Group	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions	Final QM Status
XXXX	XXXXXX	1	1	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

TRID disclosure(s) for Borrower electronically dated prior to E-Consent-TRID disclosures signed XX/XX/XXXX are prior to E-Consent from Borrower dated XX/XX/XXXX.-Resolved--Document Uploaded.
 Valid EConsent provided. Condition cleared.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	1	2	1	2	1		Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.		QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	3	1	1	1	1	1	Required Documentation is Missing-Missing evidence lease account ****XXXX was paid and closed as required by AUS-Resolved--Credit supplement provided confirming lease paid in full. Condition cleared.
ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements No business purpose affidavit in file -Resolved--ATR Risk - Monthly Debt Obligations taken into consideration meet requirements

 AbilityToRepay: QMPointsAndFees-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XXX,XXX.XX) fee limit, which is 3% of the Total Loan Amount ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3).  Provide rate sheet, Undiscounted Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.-Resolved--Loan qualifies as business purpose and exempt from testing. Condition cleared.

											ATR/QM: Exempt
XXXX	XXXXXX	4	1	2	1	2	1
Gift Documentation Incomplete-Guidelines require a signed gift letter from the donor specifying the following:  (1) the specific dollar amount of the gift and the date the funds were transferred to the borrower, (2) donor’s name, address, telephone number and the relationship to the borrower and (3) the donor’s statement that no repayment is expected.  The gift documentation is incomplete for the gift funds provided. Provide below documents: 1) a copy of the donor’s check and the borrower’s deposit slip, 2) a copy of the donor’s withdrawal slip and the borrower’s deposit slip, 3) evidence of the electronic transfer of funds from the donor's account to the borrower's account or to the closing agent 4) a copy of the donor’s check to the closing agent, or 5) a settlement statement showing receipt of the donor’s check.-Resolved--Document Uploaded.
 Document Uploaded.
 Proper documentation of personal gift of $XX,XXX.XX provided per selling guide. Condition cleared.

									Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.
ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements.-Resolved--ATR Risk - Current Income or Current Assets were considered

 Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX).-Resolved--

 Evidence provided of RESPA 1003 date of XX/XX/XXXX. LE provided within required timeline. Condition cleared.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	5	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	6	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	7	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	8	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	9	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	10	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	11	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	12	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	13	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	14	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	15	1	1	1	1	1
Insufficient Tolerance Cure (50001028)-LEs dated XX/XX/XXXX and XX/XX/XXXX reflect Discount Points of $X,XXX.XX at XXX%. However, revised LE dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX at XXX%. Final CD reflects Discount Points of $X,XXX.XX at XXX%. No evidence provided that proper COC was provided to establish new baseline test above $X,XXX.XX as disclosed on initial LE. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

 Insufficient Tolerance Cure (50001026)-LEs dated XX/XX/XXXX and XX/XX/XXXX reflect Discount Points of $X,XXX.XX at XXX%. However, revised LE dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX at XXX%. Final CD reflects Discount Points of $X,XXX.XX at XXX%. No evidence provided that proper COC was provided to establish new baseline test above $X,XXX.XX.00 as disclosed on initial LE. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Initial Loan Estimate reflects Discount Points of $X,XXX.XX. The Final CD reflects Discount Points of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. A tolerance cure was provided at Closing for $XXX.XX. An additional tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	16	1	1	1	1	1
HighCost: Fees-Undiscounted rate of XXX% received and reviewed. Compliance re-tested and loan does not pass NY High Cost Home Loan Act. Full discount fee amount of $X,XXX.XX included in test. Under the New York High Cost Home Loan Act, up to 2 bona fide loan discount points may be excluded but only if the interest rate from which the loan's interest rate will be discounted does not exceed by more than 1% the yield on US treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month immediately preceding the month in which the application is received. This loan's Undiscounted Rate of (XXX%) exceeds (XXX%) plus XXX%. (NY Bank 6-l(1)(c) and (g))
 The loan fees ($X,XXX.XX) exceed the (NYPart41New) High Cost fee limit, which is ($X,XXX.XX), the difference is ($XXX.XX). $X,XXX.XX > $X,XXX.XX, the maximum points and fees allowed. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.-Resolved--Lender rebuttal reviewed. Borrower chosen attorney fee removed from testing per NY state statute.  Condition cleared.

 AbilityToRepay: QMPointsAndFees-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XXX,XXX.XX) fee limit, which is  ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3)). Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.-Resolved--Document Uploaded.
 Evidence of undiscounted rate of XXX% provided. No points and fees violation. Condition cleared.

 Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $XXX.XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated a B for all agencies. -Resolved--Valid COC provided to support fee increase. No tolerance cure required, Condition cleared.

 Charges That Cannot Increase Test (50001251)-The Loan Estimate, dated XX/XX/XXXX, reflects an appraisal fee of $XXX.XX.  Final CD dated XX/XX/XXXX reflects an appraisal fee of $XXX.XX.  The loan file did not contain a valid COC to support the increase.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.
 The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).-Resolved--Valid COC provided to support fee increase. No tolerance cure required, Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	17	1	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	18	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	19	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	20	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	21	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	22	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	23	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	24	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	25	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	26	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	27	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	28	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	29	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	30	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	31	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	32	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	33	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	34	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	35	1	1	1	1	1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of (XX/XX/XXXX) with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of (XX/XX/XXXX). No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	36	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	37	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	38	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	39	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	40	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	41	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	42	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	43	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	44	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	45	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	46	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	47	1	1	1	1	1
AbilityToRepay: QMPointsAndFees-The loan fees ($X,XXX.XX) exceed the (QM) (Note Amount >=$XXX,XXX.XX) fee limit, which is 3% of the Total Loan Amount ($X,XXX.XX), the difference is ($XXX.XX). (12 CFR 1026.43(e)(3). Provide rate sheet, Undiscounted Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.-Resolved--Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	48	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	49	1	2	1	1	2
Insufficient Tolerance Cure (50001026)-Lender provided screen shots for the increase in appraisal fee. Increase was due to the expiration of the appraisal which resulted in an update. COC for the increase in Appraisal fee is valid. The 10% tolerance fee violation remains. Total fee violation was $XXX with a cure of $XXX reflecting on the final CD. The remaining amount required for a cure is $XXX.  Provide Letter of Explanation, proof of refund/copy of check, corrected PCCD, and proof of delivery to borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.

 Document Uploaded.
 Lender rebuttal was reviewed. After further analysis, it has been determined that the internal screen shot reflecting an appraisal update does not include the reason for the update and is therefore not valid. Provide a valid COC for the Appraisal update. Also, missing a COC for exceeding the 10% fee tolerance. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
 Document Uploaded. Evidence of $X,XXX.XX cured at closing provided. However, total tolerance cure required was $X,XXX.XX due to unsupported fee increases for appraisal update fee and 10% fees. Condition remains.
 A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated a B for all agencies.

 Insufficient Tolerance Cure (50001028)-Lender provided screen shots for the increase in appraisal fee. Increase was due to the expiration of the appraisal which resulted in an update. COC for the increase in Appraisal fee is valid. The 10% tolerance fee violation remains. Total fee violation was $X,XXX.XX with a cure of $X,XXX.XX reflecting on the final CD. The remaining amount required for a cure is $XX.XX.  Provide Letter of Explanation, proof of refund/copy of check, corrected PCCD, and proof of delivery to borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.

 Document Uploaded.
 Lender rebuttal was reviewed. After further analysis, it has been determined that the internal screen shot reflecting an appraisal update does not include the reason for the update and is therefore not valid. Provide a valid COC for the Appraisal update. Also, missing a COC for exceeding the 10% fee tolerance. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
 Evidence of $X,XXX.XX cured at closing provided. However, total tolerance cure required was $X,XXX.XX due to unsupported fee increases for appraisal update fee and 10% fees. Condition remains.
 A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated a B for all agencies.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	50	1	1	1	1	1				QM: Higher Priced APOR (APOR HP)
XXXX	XXXXXX	51	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	52	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	53	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	54	1	1	1	1	1
Lender Credits That Cannot Decrease Test (50001261)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($X,XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects lender paid fees of $X,XXX.XX and a general Lender Credit of $X,XXX.XX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC to support decrease in lender credits. No tolerance cure required. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001262)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($X,XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). Tolerance cure of $XXX.XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC to support decrease in lender credits. No tolerance cure required. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	55	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	56	1	1	1	1	1
Missing Post Close Valuation - 1-Document Uploaded.

 LoanSafe Fraud Manager Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains.

 A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--A valid secondary valuation supporting the origination appraisal value was provided.  Condition Resolved.

											ATR/QM: Exempt
XXXX	XXXXXX	57	1	1	1	1	1	OFAC Check Not Completed and/or Cleared-OFAC Check Not Completed and/or Cleared-Resolved--OFAC Check Completed and Cleared			QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	58	1	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance.  This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

 Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--A valid secondary valuation supporting the origination appraisal value was provided.  Condition Resolved.

Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes – City/County, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).-Resolved--Valid change of circumstance provided to support the fee increases. No tolerance cure required. Condition cleared.

 Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes – City/County, Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).-Resolved--Document Uploaded.

 Valid change of circumstance provided to support the fee increases. No tolerance cure required. Condition cleared.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	59	1	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	60	1	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-Document Uploaded.
 The document provided for review indicates the Initial CD was issued XX/XX/XXXX, this CD is not located in the loan file; condition remains.
 The disclosed finance charge ($XXX,XXX.XX) is ($X,XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) It appears the lender did not include certain fees in the amount of $X,XXX.XX in the calculation. Unable to determine which fees were not added. Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Iemization of seller paid fees provided. Compliance retested and no finance charge violation. Condition cleared.

 Federal - Closing Disclosure and Consummation Date-Document Uploaded.
 The document provided for review indicates the Initial CD was issued XX/XX/XXXX, this CD is not located in the loan file; condition remains.
 The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	61	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	62	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	63	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	64	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	65	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	66	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	67	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	68	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	69	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	70	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	71	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	72	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	73	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	74	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	75	1	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--A CDA Report was provided. Variance within tolerance. Condition cleared.

 A valid secondary valuation supporting the origination appraisal value was provided.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	76	1	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	77	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	78	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	79	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	80	1	2	2	1	1
Ineligible Property Type-Property type is ineligible due to Co-op in XXX.-Waived--Waiver for co-op in XXX from underwriting manager provided in file accompanied by DU approve/eligible.  This finding is non-material and will be rated as B for all agencies.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	81	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	82	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	83	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	84	1	1	1	1	1			E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Document Uploaded. e-Consent received. Condition Resolved.	QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	85	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	86	1	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	87	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	88	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	89	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	90	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	91	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	92	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	93	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	94	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	95	1	1	1	1	1
Insufficient Tolerance Cure (50001028)-MX screenshots showing COC dated XX/XX/XXXX. However, no COC provided to support increase to discount points amount of $XXX.XX disclosed on initial LE dated XX/XX/XXXX to $X,XXX.XX on revised LE dated XX/XX/XXXX. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX, and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects Discount Points of $XXX.XX.  Interim CD dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. Additional tolerance cure of $XXX.XX required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increase. No additional cure required. Condition cleared.
   XX/XX/XXXX. Condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects Discount Points of $XXX.XX.  Interim CD dated XX/XX/XXXX reflects Discount Points of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. Additional tolerance cure of $XXX.XX required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.
-Resolved--Document Uploaded. Valid COC provided to support fee increase. No additional cure required. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	96	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	97	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	98	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	99	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	100	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	101	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	102	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	103	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	104	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	105	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	106	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	107	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	108	1	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	109	1	1	1	1	1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX5). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared.

 Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.  This finding is outside the statute of limitations and will be rated as B for all agencies.
-Resolved--Document Uploaded. Itemization of lender credit provided. Compliance retested and passed. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)